Derivative Contract Information - Summary of Average Daily Notional Value of Derivative Contracts Outstanding (Detail)	12 Months Ended
Sep. 30, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gold Delivery Agreement Average notional	$ 22,963,000
SPDR Long Dollar Gold Trust [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gold Delivery Agreement Average notional	$ 22,963,000